Other non-current debts - Summary of Other Non-current Debts (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other non-current debts [abstract]
Trade payables on leasehold improvements	€ 0	€ 465
Total Other non-current debts		€ 465